PGIM S&P 500 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 103.7%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $169,845)(wb)	169,845	$169,845
Options Purchased*~ 102.9%
(cost $22,254,316)		22,651,365

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $22,424,161)		22,821,210
Options Written*~ (3.7)%
(premiums received $1,025,161)		(806,879)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,399,000)		22,014,331
Liabilities in excess of other assets (0.0)%		(9,092)

Net Assets 100.0%		$22,005,239

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66		321		32	$21,827,679
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18		321		32	823,686
Total Options Purchased (cost $22,254,316)								$22,651,365
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$755.51		321		32	$(424,956)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$586.24		321		32	(381,923)
Total Options Written (premiums received $1,025,161)								$(806,879)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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